Commitments and Contingencies - Other Contractual Obligations and Contingencies (Details) - Draft Kings Inc - USD ($)	Dec. 31, 2019	Dec. 22, 2019	Oct. 31, 2016
Other Commitments [Line Items]
Other Commitment	$ 185,739,000
Contingent Success Fee
Other Commitments [Line Items]
Other Commitment	$ 13,880,000
Contingent Success Fee | Third Party Advisors | DraftKings Merger
Other Commitments [Line Items]
Other Commitment		$ 1,280,000
Contingent Success Fee | Pacific Western Bank
Other Commitments [Line Items]
Threshold limit for payment of success fee			$ 45,000
Contingent Success Fee | Pacific Western Bank | Minimum
Other Commitments [Line Items]
Other Commitment			600,000
Contingent Success Fee | Pacific Western Bank | Maximum
Other Commitments [Line Items]
Other Commitment			$ 650,000
Contingent Success Fee | Private Placement Agent | SBTech Acquisition
Other Commitments [Line Items]
Other Commitment		5,000
Contingent Success Fee | Private Placement Agent | DraftKings Merger
Other Commitments [Line Items]
Other Commitment		$ 7,000